Goodwill - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2023 CNY (¥)	Feb. 28, 2022 CNY (¥)	Feb. 28, 2021 CNY (¥)	Feb. 28, 2023 USD ($)	Feb. 28, 2022 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill impairment charges	¥ 0	¥ 42,307	¥ 0
Goodwill	157,476	157,476		$ 22,716	$ 22,716
Accumulated impairment loss	¥ 157,476	¥ 157,476		$ 22,716	$ 22,716